Trade and other payables	12 Months Ended
Dec. 31, 2025
Information
Trade and other payables

33.Trade and other payables

	31 December	31 December
Short-term trade and other payables	2025	2024
Payables to suppliers	28,490,319	26,648,363
Taxes payable	5,937,485	5,302,796
Accrued treasury share, universal service fund contribution and contributions to the ICTA’s expenses	3,923,077	3,768,259
Accrued selling and marketing expenses	548,504	515,830
Payables related with donation	113	4,117
Others (*)	4,096,745	2,599,548
	42,996,243	38,838,913

(*)A significant portion of the balance consist of expense accruals.

Payable to suppliers arises in the ordinary course of business.

Taxes payables include VAT payables, special communications taxes payable, frequency usage fees payable to the ICTA and personnel income taxes payable.